UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23333

Cliffwater Corporate Lending Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Registrant’s telephone number, including area code: (414) 299-2000

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Report to Shareholders

CLIFFWATER CORPORATE LENDING FUND

Semi-Annual Report

For the Period Ended June 30, 2019

(Unaudited)

Beginning on January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Cliffwater Corporate Lending Fund shareholder reports, like this one, will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, registered investment adviser, or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund c/o UMB Fund Services at 235 West Galena Street, Milwaukee, WI 53212, or by calling toll-free at 1-(888)-442-4420. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting them directly. Your election to receive reports in paper will apply to the Fund and all funds held through your financial intermediary, as applicable.

Cliffwater Corporate Lending Fund

Table of Contents
For the Period from March 6, 2019 (commencement of operations) to June 30, 2019 (Unaudited)

Schedule of Investments	2-6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11-17
Other Information	18-22

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Corporate Lending Fund

Schedule of Investments
As of June 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS — 21.6%
	Monroe Capital MML CLO VIII, Ltd.
$9,850,000	7.32% (LIBOR 3 Month+485 basis points), 5/22/2031[1,2,3]	$9,873,119
10,000,000	10.62% (LIBOR 3 Month+815 basis points), 5/22/2031[1,2,3]	9,750,083
15,000,000	9.93%, 5/22/2031[1,2,4]	13,874,955
	COLLATERALIZED LOAN OBLIGATIONS
	(Cost $33,335,581)	33,498,157

Number of Shares
	INVESTMENT FUNDS — 5.0%
1	AG Direct Lending Fund III LP	7,800,000
	INVESTMENT FUNDS
	(Cost $7,800,000)	7,800,000

Principal Amount
	SENIOR SECURED LOANS — 14.2%
	BASIC MATERIALS — 0.4%
$672,007	Helix Acquisition Holdings, Inc. 6.08% (US LIBOR+350 basis points), 9/29/2024[2,3]	659,407

	COMMUNICATIONS — 0.6%
	Integrity Marketing Group LLC
842,626	6.57% (US LIBOR+425 basis points), 11/30/2025[2,3,5]	840,519
157,374	6.57% (US LIBOR+425 basis points), 11/30/2025[2,3,5]	156,981
		997,500
	CONSUMER, CYCLICAL — 1.7%
1,000,000	Big Ass Fans LLC 6.07% (US LIBOR+375 basis points), 5/21/2024[2,3,5]	1,001,250
1,115,190	Oak Parent, Inc. 6.82% (US LIBOR+450 basis points), 10/26/2023[2,3,5]	1,104,038
	TDG Group Holding Company
382,474	8.10% (US LIBOR+550 basis points), 5/19/2024[6]	379,605
117,526	8.10% (US LIBOR+550 basis points), 5/19/2024[6]	116,645
		2,601,538

See accompanying Notes to Financial Statements.

Cliffwater Corporate Lending Fund

Schedule of Investments
As of June 30, 2019 (Unaudited) (continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER, NON-CYCLICAL — 4.2%
$500,000	Cambium Learning Group, Inc. 6.82% (US LIBOR+450 basis points), 12/18/2025[2,3,5]	$495,625
1,043,826	CIBT Global, Inc. 6.36% (US LIBOR+375 basis points), 6/1/2024[2,3]	1,030,778
2,000,000	Confluent Health LLC 7.32% (US LIBOR+500 basis points), 6/24/2026[2,3,5]	2,000,000
1,000,000	Guidehouse LLP 5.32% (US LIBOR+300 basis points), 5/1/2025[2,3,5]	990,000
1,000,000	RevSpring, Inc. 6.69% (US LIBOR+425 basis points), 10/11/2025[2,3]	999,065
1,000,000	Spring Education Group, Inc. 6.83% (US LIBOR+425 basis points), 7/30/2025[2,3]	995,420
		6,510,888
	FINANCIAL — 3.6%
	AmeriLife Group LLC
1,754,386	6.82% (US LIBOR+450 basis points), 6/13/2026[2,3,5]	1,757,675
245,614	6.82% (US LIBOR+450 basis points), 6/13/2026[2,3,5]	246,075
1,000,000	GGC Aperio Holdings, L.P. 7.32% (US LIBOR+500 basis points), 10/25/2024[5,6]	996,250
	Kwor Acquisition, Inc.
100,000	6.32% (US LIBOR+400 basis points), 6/3/2026[3,5]	99,750
1,000,000	6.44% (US LIBOR+400 basis points), 6/3/2026[2,3]	997,500
1,500,000	Valet Waste Holdings, Inc. 6.32% (US LIBOR+400 basis points), 9/28/2025[2,3,5]	1,495,313
		5,592,563
	INDUSTRIAL — 3.0%
1,000,000	DiversiTech Holdings, Inc. 5.32% (US LIBOR+300 basis points), 6/1/2024[2,3,5]	965,005
	GlobalTranz Enterprises, Inc.
258,065	7.32% (US LIBOR+500 basis points), 5/15/2026[3,5]	254,193
1,000,000	7.32% (US LIBOR+500 basis points), 5/15/2026[2,3,5]	971,250
1,000,000	MSHC, Inc. 6.57% (US LIBOR+425 basis points), 7/31/2023[3,5]	997,500
1,000,000	Tank Holding Corp. 6.64% (US LIBOR+400 basis points), 3/26/2026[2,3]	1,001,560
500,000	Tecomet, Inc. 5.57% (US LIBOR+325 basis points), 5/1/2024[2,3,5]	498,125
		4,687,633
	TECHNOLOGY — 0.7%
1,000,000	Intermedia Holdings, Inc. 8.32% (US LIBOR+600 basis points), 7/18/2025[2,3,5]	1,002,500
	SENIOR SECURED LOANS
	(Cost $22,053,095)	22,052,029

See accompanying Notes to Financial Statements.

Cliffwater Corporate Lending Fund

Schedule of Investments
As of June 30, 2019 (Unaudited) (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 71.4%
$110,971,926	State Street Institutional U.S. Government Money Market Fund, 2.31%[7]	$110,971,926
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $110,971,926)	110,971,926

	TOTAL INVESTMENTS — 112.2%
	(Cost $174,160,602)	174,322,112
	Liabilities Less Other Assets — (12.2)%	(18,956,010)
	NET ASSETS — 100.0%	$155,366,102

LP	Limited Partnership

LLC	Limited Liability Company

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $33,498,157, which represents 21.6% of total net assets of the Fund.

[2]	Callable.

[3]	Floating rate security.

[4]	Variable rate security.

[5]	Unfunded commitment, see Note 2 for additional information.

[6]	Value was determined using significant unobservable inputs.

[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cliffwater Corporate Lending Fund

Schedule of Investments
As of June 30, 2019 (Unaudited) (continued)

Additional information on each restricted security is as follows:

Security	Acquisition Date(s)	Acquisition Cost	Redemption Permitted	Redemption Notice Period
TDG Group Holding Company 8.10% (US LIBOR+550 basis points), 5/19/2024	6/5/2019	379,605	No	N/A
TDG Group Holding Company 8.10% (US LIBOR+550 basis points), 5/19/2024	6/5/2019	116,645	No	N/A
GGC Aperio Holdings, L.P. 7.32% (US LIBOR+500 basis points), 10/25/2024	6/18/2019	996,250	No	N/A

See accompanying Notes to Financial Statements.

Cliffwater Corporate Lending Fund

Summary of Investments
As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Collateralized Loan Obligations	21.6%
Investment Funds	5.0%
Senior Secured Loans
Consumer, Non-cyclical	4.2%
Financial	3.6%
Industrial	3.0%
Consumer, Cyclical	1.7%
Technology	0.7%
Communications	0.6%
Basic Materials	0.4%
Senior Secured Loans	14.2%
Short-Term Investments	71.4%
Total Investments	112.2%
Liabilities in Excess of Other Assets	(12.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cliffwater Corporate Lending Fund

Statement of Assets and Liabilities
As of June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $174,160,602)	$174,322,112
Receivables:
Fund shares sold	1,922,969
Dividends and Interest	335,901
Prepaid expenses	9,219
Prepaid offering costs	163,838
Total assets	176,754,039

Liabilities:
Due to Custodian	6,651,808
Payables:
Investment securities purchased pending settlement	14,574,981
Investment management fees	11,209
Sub-Advisory fees	8,380
Auditing fees	36,490
Fund administration fees	5,753
Fund accounting fees	7,112
Chief Compliance Officer fees	2,553
Trustees’ fees and expenses	1,500
Custody fees	23,536
Legal fees	23,535
Transfer Agency fees	23,975
Accrued other expenses	17,105
Total liabilities	21,387,937

Net Assets	$155,366,102

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$155,017,691
Total distributable earnings	348,411
Net Assets	$155,366,102

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$155,366,102
Shares of beneficial interest issued and outstanding	15,515,445
Redemption price	$10.01

See accompanying Notes to Financial Statements.

Cliffwater Corporate Lending Fund

Statement of Operations
For the Period Ended March 6, 2019* through June 30, 2019 (Unaudited)

Investment Income:
Interest	$457,276
Total investment income	457,276

Expenses:
Investment management fees	170,268
Sub-advisory fees	8,380
Offering costs	76,984
Legal fees	76,273
Organizational costs	64,408
Trustees’ fees and expenses	41,000
Auditing fees	36,490
Transfer agent fees and expenses	33,529
Custody fees	23,536
Fund administration fees	22,438
Shareholder reporting fees	16,820
Fund accounting fees	16,343
Miscellaneous	12,359
Chief Compliance Officer fees	11,918
Registration fees	4,417
Insurance fees	2,916
Total expenses	618,079
Investment management fees waived and other expenses absorbed	(177,436)
Fees paid indirectly (Note 3)	(170,268)
Net expenses	270,375
Net investment income	186,901

Unrealized Gain (Loss):
Net change in unrealized appreciation/depreciation on:
Investments	161,510
Net unrealized gain	161,510

Net Increase in Net Assets from Operations	$348,411

*	Commencement of Operations

See accompanying Notes to Financial Statements.

Cliffwater Corporate Lending Fund

Statement of Changes in Net Assets

For the Period March 6, 2019* through June 30, 2019 (Unaudited)
Increase in Net Assets from:
Operations:
Net investment income	$186,901
Net change in unrealized appreciation/depreciation on investments	161,510
Net increase in net assets resulting from operations	348,411

Capital Transactions:
Net proceeds from shares sold:
Class I	154,917,691
Net increase in net assets from capital transactions	154,917,691

Total increase in net assets	155,266,102

Net Assets:
Beginning of period[1]	100,000
End of period	$155,366,102

Capital Share Transactions:
Shares sold:
Class I	15,505,445
Net increase in capital share transactions	15,505,445

*	Commencement of Operations

[1]	The Investment Manager made its initial share purchase of 10,000 shares at a price of $10 per share on January 3, 2019.

See accompanying Notes to Financial Statements.

Cliffwater Corporate Lending Fund

Financial Highlights
Class I

Per share operating performance. For a capital share outstanding throughout each period.

For the Period March 6, 2019* through June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.04
Net realized and unrealized gain (loss)	(0.03)
Total from investment operations	0.01

Net asset value, end of period	$10.01

Total return[2]	0.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$155,366

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	3.38%[4]
After fees waived and expenses absorbed	1.60%[4]
Ratio of net investment income (loss) to average net assets
Before fees waived and expenses absorbed	(0.69)%[4]
After fees waived and expenses absorbed	1.09%[4]

Portfolio turnover rate	0%[3]

*	Commencement of operations.

[1]	Based on average daily shares outstanding for the period.

[2]

Total returns would have been lower had expenses not been waived and absorbed by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

Cliffwater Corporate Lending Fund

Notes to Financial Statements
June 30, 2019 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust dated March 21, 2018 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Class A Shares and Class I Shares. Only Class I shares have been issued as of June 30, 2019.

The Fund’s primary investment objective is to is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include insurance companies, business development companies, asset management firms (on behalf of their investors), and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership in a pool of direct loans; (iv) investing in companies and/or private investment funds (“private funds” that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities; and (vi) investments in bank loans. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in private investment funds will be limited to no more than 10% of the Fund’s assets. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities. If they were rated, direct loans likely would be rated as below investment grade quality, often referred to as “junk” loans.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Dividends are recorded on the ex-dividend date and interest is recognized on an accrual basis. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Organizational and Offering Costs

The Investment Manager has agreed to advance the Fund’s organizational costs and offering costs already incurred. Organizational costs are expensed as incurred and are subject to recoupment by the Investment Manager in accordance with the Fund’s expense limitation agreement discussed in Note 3. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 3, are amortized to expense over twelve months on a straight-line basis.

Cliffwater Corporate Lending Fund

Notes to Financial Statements
June 30, 2019 (Unaudited) (continued)

2. Accounting Policies (continued)

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are $64,408 and $240,822, respectively.

As of June 30, 2019, $163,838 of offering costs remains as an unamortized deferred asset, while $76,984 has been expensed subject to the Fund’s Expense Limitation and Reimbursement Agreement.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of June 30, 2019.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, December 31. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Other

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost. As of June 30, 2019, the Fund had unfunded loan commitments as noted in the Schedule of Investments.

Valuation of Investments

The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved the valuation policy and procedures for the Fund (the “Valuation Procedures”). Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its

Cliffwater Corporate Lending Fund

Notes to Financial Statements
June 30, 2019 (Unaudited) (continued)

2. Accounting Policies (continued)

net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

For fixed income securities with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Corporate loans are generally valued using unobservable pricing inputs received from the Sub-Advisers. The Investment Manager will continuously monitor the valuations of Fund investments provided by the Sub-Advisers and review any material concerns with the Valuation Committee. The Investment Manager may conclude, however, in certain circumstances, that a fair valuation provided by a Sub-Adviser does not represent the fair value of a Fund investment and is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund might value such investment at a discount or a premium to the value it receives from the Sub-Adviser, in accordance with the Fund’s valuation procedures. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee. The Board will consider, no less frequently than quarterly, all relevant information and the reliability of pricing information provided by the Sub-Advisers. Additionally, the values of the Fund’s direct loan investments are adjusted daily based on the estimated total return that the asset will generate during the current quarter. The Investment Manager, Sub-Advisers and the Valuation Committee monitor these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each direct loan’s value is adjusted based on the actual income and appreciation or depreciation realized by such loan when its quarterly valuations and income are reported. This information is updated as soon as the information becomes available.

The Fund may invest in interests or shares in Investment Funds where the net asset value is calculated and reported by the managers on a monthly or quarterly basis. The Investment Manager will use the net asset value provided by the Investment Funds as a practical expedient to estimate the fair value of such interests.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” including making borrowings through one or more special purpose vehicles (“SPVs”) that are wholly-owned subsidiaries of the Fund. Certain Fund investments may be held by these SPVs. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by

Cliffwater Corporate Lending Fund

Notes to Financial Statements
June 30, 2019 (Unaudited) (continued)

2. Accounting Policies (continued)

such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Multi-Manager Risk

Fund performance is dependent upon the success of the Investment Manager and the Sub-Adviser in implementing the Fund’s investment strategies in pursuit of its investment objectives. To a significant extent, the Fund’s performance will depend on the success of the Investment Manager’s methodology in allocating the Fund’s assets to the Sub-Adviser and its selection and oversight of the Sub-Adviser. The Sub-Adviser selected by the Investment Manager may underperform the market generally or other sub-adviser that could have been selected for the Fund. The Sub-Adviser’s investment style may not always be complementary, which could adversely affect the performance of the Fund. In addition, the Sub-Adviser and Investment Manager invest independently of each other and may pursue investment strategies that “compete” with each other for investment opportunities, which could have the result of increasing an investment’s cost.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

3. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% on an annualized basis of the Fund’s Net Assets. The Investment Manager has contractually agreed to an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, distribution and servicing fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the average daily net assets of Class A Shares and Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limitation. The Expense Limitation and Reimbursement Agreement has an initial two-year term, which ends two years from the date of commencement of the Fund’s operations. The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms thereafter.

For the six-month period beginning on May 1, 2019, the Investment Manager has contractually agreed to lower the Expense Limit so that total annual expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine

Cliffwater Corporate Lending Fund

Notes to Financial Statements
June 30, 2019 (Unaudited) (continued)

3. Investment Advisory and Other Agreements (continued)

expenses, such as litigation expenses) do not exceed 1.60% of the average daily net assets of Class A Shares and Class I Shares (the “Additional Expense Limit”). Because taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses are excluded from the Additional Expense Limit, total annual expenses (after fee waivers and expense reimbursements) are expected to exceed 2.35% (including the 0.75% distribution and servicing fee) for Class A Shares and 1.60% for Class I Shares for the six-month period that the Additional Expense Limit is effective.

The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. Pursuant to separate sub-advisory agreements, the Fund has agreed to pay Audax Management Company (NY), LLC a monthly sub-advisory fee, on an annualized basis, of (i) 0.95% on the value of the allocated portion’s average daily assets for the first fifty million dollars ($50,000,000), (ii) 0.85% on the value of the allocated portion’s average daily assets that exceeds fifty million dollars ($50,000,000) up to one hundred million dollars ($100,000,000), and (iii) 0.65% on the value of the allocated portion’s average daily assets that exceeds one hundred million dollars ($100,000,000).

For the period March 6, 2019 through June 30, 2019, the Investment Manager waived its fees and absorbed other expenses totaling $347,704. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At June 30, 2019, the amount of these potentially recoverable expenses was $347,704. The Investment Manager may recapture all or a portion of this amount no later than December 31st of the year stated below:

2022	$347,704
Total	$347,704

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the period March 6, 2019 through June 30, 2019, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period March 6, 2019 through June 30, 2019, are reported on the Statement of Operations.

4. Fair Value of Investments

Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Cliffwater Corporate Lending Fund

Notes to Financial Statements
June 30, 2019 (Unaudited) (continued)

4. Fair Value of Investments (continued)

Investments in private investment companies measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2019:

Investments, at fair value	Level 1	Level 2	Level 3	Net Asset Value	Total
Collateralized Loan Obligations	$—	$33,498,157	$—	$—	$33,498,157
Investment Funds	—	—	—	7,800,000	7,800,000
Senior Secured Loans	—	20,559,529	1,492,500	—	22,052,029
Short-Term Investments	110,971,926	—	—	—	110,971,926
Total Investments, at fair value	$110,971,926	$54,057,686	$1,492,500	$7,800,000	$174,322,112

All transfers between fair value levels are recognized by the Fund at the end of each reporting period.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period March 6, 2019 through June 30, 2019:

Senior Secured Loans
March 6, 2019	$—
Purchases	1,500,000
Sales	—
Realized gains (losses)	—
Unrealized gains (losses)	(7,500)
Transfers In	—
Transfers Out	—
June 30, 2019	$1,492,500

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2019.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Senior Secured Loans	$1,492,500	Cost	Recent Transaction Price	N/A

Cliffwater Corporate Lending Fund

Notes to Financial Statements
June 30, 2019 (Unaudited) (continued)

5. Federal Income Taxes

At June 30, 2019, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$174,160,602
Gross unrealized appreciation	215,750
Gross unrealized depreciation	(54,240)
Net unrealized appreciation on investments	$161,510

6. Investment Transactions

For the period March 6, 2019 through June 30, 2019, purchases and sales of investments, excluding short-term investments, were $63,190,122 and $1,710, respectively.

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Repurchase of Shares

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% nor more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

9. New Accounting Pronouncement

On August 28, 2018, the FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management has adopted certain disclosures of ASU 2018-13 as permitted by the standard.

10. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Cliffwater Corporate Lending Fund

Other Information
June 30, 2019 (Unaudited)

Approval of Investment Management Agreement and
Investment Sub-Advisory Agreements

At the meeting of the Board held on September 5, 2018 and September 6, 2018, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), approved the Investment Management Agreement between the Investment Manager and the Fund (the “Investment Management Agreement”). In addition, at the meetings of the Board held on September 5, 2018, September 6, 2018, December 6, 2018 and January 4, 2019, by a unanimous vote, the Board, including a majority of the Independent Trustees, approved each of the Investment Sub-Advisory Agreements among the Investment Manager, the Fund and each of the Sub-Advisers (the “Investment Sub-Advisory Agreements” and, together with the Investment Management Agreement, the “Advisory Agreements”, and the Investment Manager and, together with the Sub-Advisers, the “Advisers”).

In advance of each meeting, as applicable, the Independent Trustees requested and received materials from the Advisers to assist them in considering the approval of the Advisory Agreements. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreements. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Advisers. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement and each Investment Sub-Advisory Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments and oversight of the Sub-Advisers. The Board also reviewed and considered the nature and extent of the investment advisory services proposed and to be provided by each Sub-Adviser under its Investment Sub-Advisory Agreement, including the selection of investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Advisers, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers and other key personnel of the Advisers who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Advisers’ portfolio managers and other key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. With respect to Benefit Street Partners, LLC (“Benefit Street”), the Board considered the pending acquisition of Benefit Street by Franklin Resources, Inc., the anticipated benefits to Benefit Street and Benefit Street’s representations that the acquisition was expected to have no impact on the nature, level or quality of sub-advisory services provided by Benefit Street to the Fund. The Board also took into account the Advisers’ compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services to be provided by the Investment Manager and each Sub-Adviser was satisfactory.

PERFORMANCE

The Board considered the investment experience of the Advisers and the performance of similarly managed funds and/or accounts of the Sub-Advisers, if any. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS

The Board reviewed the proposed advisory fee rates payable to each of the Advisers and expected total expense ratio of the Fund. The Board also reviewed the proposed distribution fee to be paid to Foreside by the Fund. The Board compared the maximum aggregate advisory fee and pro-forma total expense ratio of the Fund with various comparative data, including a report of other comparable funds and information with respect to other funds managed by the Sub-Advisers. The Board noted that some of the peer group funds’ fee and expense data were understated because they did not include certain fees. The Board also noted that the Fund’s maximum aggregate advisory fee listed in the peer group report was incorrect, and the

Cliffwater Corporate Lending Fund

Other Information
June 30, 2019 (Unaudited) (continued)

proposed maximum aggregate advisory fee would be no higher than the highest fee of the peer group. The Board concluded that the advisory fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided by the Investment Manager and each Sub-Adviser.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management under the Advisory Agreements. The Board considered the Fund’s proposed advisory fees payable to the Investment Manager and each Sub-Adviser and concluded that the fees were reasonable and satisfactory in light of the services to be provided. The Board also determined that, since the Fund had no assets, economies of scale were not present at this time. The Board noted that it may consider breakpoints to the Fund’s advisory fees as the Fund grows.

PROFITABILITY OF INVESTMENT MANAGER AND AFFILIATES

The Board considered and reviewed pro-forma information concerning the costs incurred and profits expected to be realized by the Investment Manager from the Investment Manager’s relationship with the Fund. The Board discussed the Advisers’ financial information. Although the Board considered and reviewed pro-forma information concerning the Investment Manager’s expected profits, because operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits expected to be received by the Advisers from their management of the Fund, including, without limitation, the ability to market their advisory services for similar products in the future. The Board noted that none of the Advisers have affiliations with the Fund’s transfer agent, administrator, custodian or distribution agent and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the proposed advisory fees were reasonable in light of the fall-out benefits to the Investment Manager and each Sub-Adviser.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Investment Management Agreement and each Investment Sub-Advisory Agreement for an initial two-year term.

Cliffwater Corporate Lending Fund

Other Information
June 30, 2019 (Unaudited) (continued)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as exhibit to its report on Form N-Q’s successor form, Form N-PORT). The Fund’s Forms N-Q and Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Cliffwater Corporate Lending Fund

Other Information
June 30, 2019 (Unaudited) (continued)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-442-4420

Cliffwater Corporate Lending Fund

Other Information
June 30, 2019 (Unaudited) (continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

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Investment Manager

Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank

State Street Bank and Trust Company
1 Iron Street
Boston MA 02210

Fund Administrator, Transfer Agent and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
http://www.foreside.com

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
151 North Franklin Street, Suite 575,
Chicago, Illinois 60606

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.	Investments.

See the Semi-Annual Report to Shareholders under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item. The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “Exchange Act”). No such proposals were received.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4) Change in the registrant's independent public accountant. Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Corporate Lending Fund

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)

Date	September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)

Date	September 6, 2019

By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)

Date	September 6, 2019